CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Consulting Fees [Member]	Dec. 31, 2012 Consulting Fees [Member]
Related party cost of goods sold	$ 2,274,345
Related party	48,123	496,438	161,945
Interest expense, warrants issued for convertible note	392,170
Interest expense, related party	$ 176,862